Borrowings - Securitization Facility (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Mar. 22, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Amount drawn	$ 11,035	$ 11,389		$ 12,071
Securitization Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			$ 600
Amount drawn	$ 420		$ 452
Securitization Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate floor			0.00%
Interest rate margin			1.75%